PRODUCTION COSTS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
PRODUCTION COSTS
6. PRODUCTION COSTS

Production costs for the years ended December 31, 2018 and 2017 include the following:

	Year ended December 31, 2018	Year ended December 31, 2017
Operating costs	$267,189	$287,918
Share based payment expense (note 22(b(ii)))	243	397
Production costs	$267,432	$288,315